Employee Benefits - Schedule of Compliance Bonuses Provision (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compliance Bonuses Provision [Abstract]
Balances as of January 1	$ 71,102	$ 73,204
Net provisions established	54,087	58,135
Provisions used	(56,833)	(60,237)
Total	$ 68,356	$ 71,102